Other Operating Income (expenses) - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Other Operating Income (Expense) [Line Items]
Corrective Claims French Research Tax Credit, Revenue	€ 2,863
CIR provision	1,804
Provision for CIR risk related to tax audit for the year ended December 31, 2017
Other Operating Income (Expense) [Line Items]
CIR provision	700
Initial provision	900
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015
Other Operating Income (Expense) [Line Items]
CIR provision	1,100
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015 | Minimum
Other Operating Income (Expense) [Line Items]
Initial provision	400
Provision for CIR risk related to tax audit for the years ended December 31, 2013, 2014 and 2015 | Maximum
Other Operating Income (Expense) [Line Items]
Initial provision	€ 1,500